LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Lease Detail Narrative [Abstract]
Cash payments against lease liabilities	$ 45,238	$ 91,652	$ 179,089	$ 165,550
Accretion on lease liability	$ 5,889	$ 10,775	$ 32,936	$ 42,755